Stockholder’s Deficit (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

The Company’s reserved shares of common stock for future issuance related to potential conversion of the Convertible Preferred Stock, exercise of Common Stock Warrants and exercise of stock options are as follows:

	As of December 31, 2025	As of December 31, 2024
Convertible preferred stock (as converted to common stock)	-	5,950,673
Common stock warrants	92,211	92,211
Common stock contingent obligation	-	29,611
Stock options	686,880	1,700,058
Equity shares warrant (refer note 22)	2,108,070
SPAC public and private placement warrants (refer note 24)	13,458,750
Issuance of warrants pursuant to conversion of convertible note.(refer note 10)	30,000
	16,375,911	7,772,553	(1)

(1)	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation “).